Dividends (Detail) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 $ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 69,868		$ 60,739		$ 133,149		$ 111,359
Cash dividend declared per common share (USD per share) | $ / shares	$ 0.1410		$ 0.1282		$ 0.2692		$ 0.2447
Series A Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders | $	$ 1,549		$ 1,350		$ 3,097		$ 2,700
Dividend declared per preferred share (CAD per share) | $ / shares		$ 0.3226		$ 0.2813		$ 0.6452		$ 0.5626
Series D Preferred Stock
Dividends [Line Items]
Dividends declared for preferred share holders | $	$ 1,273		$ 1,250		$ 2,523		$ 2,500
Dividend declared per preferred share (CAD per share) | $ / shares		$ 0.3182		$ 0.3125		$ 0.6307		$ 0.625